Convertible Loans (Tables)	6 Months Ended
Jun. 30, 2021
Convertible Loan [Abstract]
Schedule of warrants fair value using Black–Scholes
	June 30, 2021	December 31, 2020
Dividend yield (%)	0	0
Expected volatility (%)	136	132
Risk-free interest rate (%)	0.87	0.38
Underlying Share Price ($)	7.98	3.625
Exercise price ($)	24.5	24.5
Warrants fair value ($)	5.51	2.22